STOCK-BASED COMPENSATION	12 Months Ended
Jun. 30, 2014
Share-based Compensation [Abstract]
Compensation and Employee Benefit Plans [Text Block]
5. STOCK-BASED COMPENSATION

On January 31, 2013, the Company issued options to a member of the audit committee, to purchase 10,000 shares of the Company’s common stock. On January 1, 2013, options to purchase 46,000 shares of common stock were cancelled due to resignation of one employee and one member of the audit committee from the Company. Accordingly, the Company reversed the unvested amount of $46,954 from unearned stock-based compensation.  On January 31, 2014, options to purchase 36,000 shares of common stock were cancelled due to resignation of one officer and director from the Company. As the options were fully vested, this did not result in any reversal of stock-based compensation.

A summary of the options is presented in the table below:

	June 30, 2014		June 30, 2013
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price

Options outstanding, beginning of year	102,000	$6.90	138,000	$7.43
Granted	-	-	10,000	2.01
Canceled, forfeited or expired	(36,000)	$7.75	(46,000)	7.43

Options outstanding, end of year	66,000	$6.88	102,000	$6.90

Options exercisable, end of year	58,000	$7.55	92,000	$7.75

Following is a summary of the status of options outstanding and exercisable at June 30, 2014:

Outstanding Options			Exercisable Options
Exercise Price	Number	Average Remaining Contractual Life	Average Exercise Price	Number	Average Remaining Contractual Life
$7.75	56,000	4.0 years	$7.75	56,000	4.0 years
$2.01	10,000	3.6 years	$2.01	2,000	3.6 years
	66,000			58,000

The issuance of the Options is exempted from registration under the Securities Act of 1933, as amended (the “Act”). The Options will vest at a rate of 20% per year, with 20% vesting initially when granted. The Common Stock underlying the Options granted may be sold in compliance with Rule 144 under the Act. The term of the Options is 10 years and the exercise price of the 2013 options is $2.01 (10,000 options). Each Option may be exercised to purchase one share of Common Stock. Payment for the Options may be made in cash or by exchanging shares of Common Stock at their Fair Market Value. The Fair Market Value will be equal to the average of the highest and lowest registered sales prices of Company Stock on the date of exercise.

The fair value of share-based compensation was estimated using the Black-Scholes option pricing model. The aggregate fair value of $11,640 and $15,520 at June 30, 2014 and 2013, respectively, is presented as “Unearned Stock-based Compensation”. The Company amortized stock option expenses of $3,880 and $139,615 for the years ended June 30, 2014 and 2013 respectively.

The fair value of 10,000 stock options granted in 2013 was calculated at the grant date using the Black–Scholes option–pricing model with the following assumptions:

Black-Scholes Option Pricing Model for 2008 options
Assumptions:
Stock Price	$7.75
Strike Price	$7.75
Volatility	173.84%
Risk-free Rate	3.02%
Expected life	5 yrs
Dividend Yield	0.00%
Number of Options	66,000

Black-Scholes Option Pricing Model for 2013 options
Assumptions:
Stock Price	$1.94
Strike Price	$2.01
Volatility	452.04%
Risk-free Rate	0.88%
Expected life	5 yrs
Dividend Yield	0.00%
Number of Options	10,000

In connection with the initial public offering of the Company’s common stock on May 20, 2008, 139,032 warrants were issued to the underwriter as part of their compensation. Each warrant has the right to purchase one share of common stock for an exercise price of $9.30 per share with a term of 10 years.

Following is a summary of the status of warrants outstanding and exercisable at June 30, 2014:

Warrants Outstanding	Warrants Exercisable	Weighted Average Exercise Price	Average Remaining Contractual Life
139,032	139,032	$9.30	4.0 years